Average Annual Total Returns - AST American Funds Growth Allocation Portfolio	No Share Class 1 Year	No Share Class SinceInception	No Share Class InceptionDate	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) SinceInception		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	22.00%	14.16%	Apr. 30, 2018	18.40%	16.25%	[1]	16.31%	12.45%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.